CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
REVENUES:
Total Revenues	$ 1,982,142	$ 1,345,805	$ 2,973,087	$ 5,697,886	$ 13,641,315	$ 12,048,619
COST OF REVENUES:
Total Cost of Revenues	1,242,767	1,171,405	2,130,847	3,392,642	7,159,877	6,844,396
GROSS PROFIT	739,375	174,400	842,240	2,305,244	6,481,438	5,204,223
OPERATING EXPENSES:
Selling and marketing expenses					421,535	289,140
Salaries, wages and contract labor					5,570,140	4,299,799
Research and development	149,566	487,738	555,958	871,160	431,425	488,694
Engineering	352,970	289,986	665,406	624,549
Sales & marketing	122,473	270,196	262,325	520,620
Administration	1,023,947	872,972	2,039,498	1,807,645
AI technologies	517,475	202,673	834,024	383,986
Professional Fees					252,825	245,033
General and administrative expenses					2,212,035	1,451,461
Total Operating Expenses	2,166,431	2,123,565	4,357,211	4,207,960	8,887,960	6,774,127
LOSS FROM OPERATIONS	(1,427,056)	(1,949,165)	(3,514,971)	(1,902,716)	(2,406,522)	(1,569,904)
OTHER INCOME (EXPENSES):
Interest expense	(58,243)	(3,692)	(127,175)	(6,313)	(69,322)	(17,180)
Other income, net	19,410	3,066	29,208	3,407	4,962	6,197
Total Other Income (Expense)	(38,833)	(626)	(97,967)	(2,906)	(64,360)	(10,983)
NET LOSS	$ (1,465,889)	$ (1,949,791)	$ (3,612,938)	$ (1,905,622)	$ (2,470,882)	$ (1,580,887)
Basic & Diluted Net Loss Per Share	$ (0.42)	$ (1.09)	$ (1.16)	$ (1.14)	$ (1.39)	$ (1.06)
Weighted Average Shares-Basic and Diluted	3,526,382	1,788,659	3,106,660	1,665,439	1,781,704	1,485,438
Project Revenues [Member]
REVENUES:
Total Revenues	$ 1,419,409	$ 984,991	$ 1,933,083	$ 4,903,429	$ 11,963,438	$ 10,753,926
COST OF REVENUES:
Total Cost of Revenues	897,514	967,649	1,479,058	3,060,643	6,510,658	6,373,684
Maintenance and Technical Support Revenues [Member]
REVENUES:
Total Revenues	382,124	280,601	727,311	602,075	1,377,459	1,170,215
COST OF REVENUES:
Total Cost of Revenues	234,754	156,341	469,030	261,665	528,966	409,316
IT Asset Management Services Revenues [Member]
REVENUES:
Total Revenues	2,385	80,213	134,469	192,382	300,418	124,478
COST OF REVENUES:
Total Cost of Revenues		47,415	72,260	70,334	$ 120,253	$ 61,396
AI technologies [Member]
REVENUES:
Total Revenues	178,224		178,224
COST OF REVENUES:
Total Cost of Revenues	$ 110,499		$ 110,499